Income Taxes	12 Months Ended
Oct. 31, 2023
Income Taxes [abstract]
Income Taxes
16.	Income Taxes

Tax rates applicable to the Company:

The combined Canadian federal and provincial statutory income tax rate is 27% for years ended October 31, 2023, 2022 and 2021 and the Israeli statutory corporate tax rate was 23% in 2023, 2022 and 2021.

The tax effect (computed by applying the Canadian federal and provincial statutory rate) of the significant differences, which comprise deferred income tax assets and liabilities, are as follows:

	2023 $	2022 $	2021 $

Canadian statutory income tax rate	27%	27%	27%

Income tax recovery at statutory rate	(2,322,936)	(1,861,476)	(771,373)

Tax effect of:
Permanent differences and other	204,134	335,494	(3,255)
Tax rate difference for foreign jurisdiction	10,715	56,175	40,185
Change in unrecognized deferred income tax assets	2,125,459	1,499,666	734,443
Income tax provision	17,372	29,859	-

As of October 31, 2023, the Company has Canadian non-capital losses carried forward of $13,176,000, which is available to offset future years’ taxable income in Canada. These losses expire as follows:

$

2037	4,085
2038	75,465
2039	73,535
2040	175,671
2041	1,183,266
2042	4,887,566
2043	6,775,908
13,176,216

As of October 31, 2023, the Company has a non-capital loss carried forward of approximately $2,253,000 which is available to offset future years’ taxable income in Israel.

Deferred tax assets have not been recognized in respect of these items because it is not probable that future taxable profit will be available against which the Company can utilize the benefits therefrom.